RELATED PARTIES (Transactions with Related Parties) (Details)		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS (₪)
Related Party Transaction [Line Items]
Transactions with related parties		$ 54,000		$ 47,000	$ 58,000
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[1]	54,000		47,000	57,000
Key man life insurance premium [Member]
Related Party Transaction [Line Items]
Transactions with related parties					1,000
Sigalit Kimchy [Member]
Related Party Transaction [Line Items]
Monthly retainer						$ 4,000		$ 3,000
Monthly Salary		3,000
Gross Overtime monthly rate		1,000
Maximum aggregate monthly salary		4,000
Sigalit Kimchy [Member] | ILS [Member]
Related Party Transaction [Line Items]
Monthly retainer | ₪							₪ 14,000		₪ 10,000
Monthly Salary | ₪			₪ 11,200
Gross Overtime monthly rate | ₪			2,800
Maximum aggregate monthly salary | ₪			₪ 14,000
Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties		446,000		453,000	453,000
Non-Executive Directors [Member] | Fees and Reimbursement [Member]
Related Party Transaction [Line Items]
Transactions with related parties		323,000		340,000	274,000
Non-Executive Directors [Member] | Share-Based Compensation [Member]
Related Party Transaction [Line Items]
Transactions with related parties		$ 123,000		$ 113,000	$ 179,000

[1]	On July 1, 2005, the Company entered into an agreement with Hadar Kimchy according to which Hadar Kimchy provided marketing communication and graphical design services to the Company in consideration for a monthly fee of approximately NIS 10 ($3). On August 1, 2014, the monthly fee was increased to approximately NIS 14 ($4). Such services were provided to the Company by Sigalit Kimchy, who is employed by Hadar Kimchy. On April 4, 2016, the agreement was terminated.